UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment: 	[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Osher Van de Voorde Investment Management
Address: 	125 N. Raymond Ave. #309
       Pasadena, CA 91103

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Brenda Cullen
Title: 	Vice President
Phone: 	626-844-7184

Signature, Place, and Date of Signing:
Brenda Cullen	Pasadena, CA	February 8, 2013

Report Type:
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Form 13F File Number		Name
28-				Osher Van de Voorde Investment Management

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		29
Form 13F Information Table Value Total:	$106,657

List of Other Included Managers:		None































No.	Form 13F File Number		Name
       28-				Osher Van de Voorde Investment Management